FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Unrecognised gains or (losses) for derivatives trading (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 77,538	$ 48,974
Increase due to new trades	279,235	421,668
Reduction due to amortization	(261,426)	(380,009)
Reduction due to sale or transfer	(23,860)	(13,095)
Ending balance	71,487	77,538
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	29,102	6,666
Increase due to new trades	169,430	321,006
Reduction due to amortization	(179,115)	(293,579)
Reduction due to sale or transfer	(2,499)	(4,991)
Ending balance	16,918	29,102
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	26,984	15,736
Increase due to new trades	19,368	21,481
Reduction due to amortization	(11,560)	(9,250)
Reduction due to sale or transfer	(6,898)	(983)
Ending balance	27,894	26,984
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	21,452	26,572
Increase due to new trades	90,437	79,181
Reduction due to amortization	(70,751)	(77,180)
Reduction due to sale or transfer	(14,463)	(7,121)
Ending balance	$ 26,675	$ 21,452